Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Summary Of Income Tax Expense (Benefit) By Tax Jurisdiction

The following table presents our provision for income taxes by tax jurisdiction for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Deferred tax expense (benefit)
The Netherlands	$(7,453)	$1,339	$686
Ireland	151,623	87,147	17,158
United States of America	(65,341)	26,267	3,686
Other	22,130	(5,744)	(344)
	100,959	109,009	21,186

Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets
The Netherlands	13,915	—	—
United States of America	10,074	—	—
Other	(13,922)	6,850	—
	10,067	6,850	—

Current tax expense (benefit)
The Netherlands	37,512	5,290	4,840
Ireland	(99)	229	—
United States of America	39,358	15,553	—
Other	2,008	442	—
	78,779	21,514	4,840
Provision for income taxes	$189,805	$137,373	$26,026

Reconciliation Of Statutory Income Tax Expense/(Benefit)

The following table provides a reconciliation of the statutory income tax expense to provision for income taxes for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015	2014	2013
Income tax expense at statutory income tax rate of 25%	$341,425	$229,224	$77,698

Non-deductible expenditures (permanent differences) (a)	59,234	24,426	(128)
Foreign rate differential	(210,854)	(116,277)	(51,544)
	(151,620)	(91,851)	(51,672)
Provision for income taxes	$189,805	$137,373	$26,026

(a)

The 2015 non-deductible expenditures  included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands, non-deductible costs relating to the transfer of certain functions from the Netherlands to Ireland, and a valuation allowance taken in respect of U.S. and Dutch tax losses. In the United States of America, due to the restructuring of certain entities, previously disallowed tax assets can now be utilized against additional projected taxable income, resulting in the release of $25.0 million of valuation allowance from the opening balance sheet. It also included the non-taxable income arising from aircraft with a higher tax basis in general. The 2014 non-deductible expenditures included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands and the non-deductible transaction costs from the ILFC Transaction.

Schedule Of Global Tax Activities

The following tables present our foreign rate differential by tax jurisdiction for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31, 2015
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Dutch statutory tax rate of 25.0%	Tax variance as a result of global activities (b)
Tax jurisdiction
The Netherlands	$175,897	25.0%	0.0%	$—
Ireland	1,212,190	12.5%	(12.5)%	(151,524)
United States of America	(43,825)	36.3%	11.3%	(4,952)
Isle of Man	181,118	0.0%	(25.0)%	(45,280)
Other	77,671	13.3%	(11.7)%	(9,099)
	$1,603,051			$(210,854)
Loss arising from non-taxable items (c)	(237,352)
Income from continuing operations before income tax	$1,365,699

	Year Ended December 31, 2014
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Dutch statutory tax rate of 25.0%	Tax variance as a result of global activities (b)
Tax jurisdiction
The Netherlands	$26,081	25.0%	0.0%	$—
Ireland	694,605	12.5%	(12.5)%	(86,826)
United States of America	95,585	38.3%	13.3%	12,713
Isle of Man	167,689	0.0%	(25.0)%	(41,922)
Other	7,528	23.0%	(2.0)%	(242)
	$991,488			$(116,277)
Loss arising from non-taxable items (c)	(74,590)
Income from continuing operations before income tax	$916,898

	Year Ended December 31, 2013
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Dutch statutory tax rate of 25.0%	Tax variance as a result of global activities (b)
Tax jurisdiction
The Netherlands	$22,106	25.0%	0.0%	$—
Ireland	135,424	12.5%	(12.5)%	(16,928)
United States of America	10,354	35.6%	10.6%	1,098
Sweden	(1,848)	18.6%	(6.4)%	118
Isle of Man	143,327	0.0%	(25.0)%	(35,832)
	$309,363			$(51,544)
Income arising from non-taxable items	1,428
Income from continuing operations before income tax	$310,791

(a)

The local statutory income tax expense for our significant tax jurisdictions (the Netherlands, Ireland, the United States of America and Isle of Man) does not differ from the actual income tax expense.

(b)	The tax variance as a result of global activities is primarily caused by our operations in countries with a lower statutory tax rate than the statutory tax rate in the Netherlands.
(c)

The 2015 non-taxable income included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands, non-deductible costs relating to the transfer of certain functions from the Netherlands to Ireland, and a valuation allowance taken in respect of U.S. and Dutch tax losses. The 2014 non-taxable income included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands and the non-deductible transaction costs from the ILFC Transaction.

Deferred Tax Assets And Liabilities

The following tables provide details regarding the principal components of our deferred income tax assets and liabilities by jurisdiction as of December 31, 2015 and 2014:

	As of December 31, 2015
	The Netherlands	Ireland	United States of America	Other	Total
Depreciation/Impairment	$11,580	$(876,219)	$5,393	$963	$(858,283)
Intangibles	—	(10,071)	(18,763)	—	(28,834)
Interest expense	—	—	(5,435)	—	(5,435)
Accrued maintenance liability	—	(7,003)	11,880	—	4,877
Obligations under capital leases and debt obligations	—	(3,411)	—	—	(3,411)
Investments	—	—	(10,155)	—	(10,155)
Deferred losses	—	—	66,543	—	66,543
Accrued expenses	—	—	14,554	—	14,554
Valuation allowance	(13,915)	—	(35,074)	(23,011)	(72,000)
Losses and credits forward	13,915	630,302	32,342	39,282	715,841
Other	(2,936)	(20,647)	7,350	(11,651)	(27,884)
Net deferred income tax assets (liabilities)	$8,644	$(287,049)	$68,635	$5,583	$(204,187)

	As of December 31, 2014
	The Netherlands	Ireland	United States of America	Other	Total
Depreciation/Impairment	$12,479	$(618,323)	$(28,964)	$(3,189)	$(637,997)
Debt	—	(355)	1,681	—	1,326
Intangibles	—	(73)	(36,960)	—	(37,033)
Interest expense	—	—	6,008	—	6,008
Accrued maintenance liability	—	(7,673)	19,816	—	12,143
Obligations under capital leases and debt obligations	—	(3,725)	—	—	(3,725)
Investments	—	2,500	(5,446)	—	(2,946)
Deferred losses	—	—	49,787	—	49,787
Accrued expenses	—	—	26,532	—	26,532
Valuation allowance	—	—	(25,000)	(36,933)	(61,933)
Losses and credits forward	—	514,757	3,586	43,949	562,292
Other	3,210	(1,127)	2,870	(13,241)	(8,288)
Net deferred income tax assets (liabilities)	$15,689	$(114,019)	$13,910	$(9,414)	$(93,834)

Summary Of Valuation Allowance

The following table presents the movements in the valuation allowance for deferred income tax assets during the years ended December 31, 2015 and 2014:

	Year Ended December 31,
	2015	2014
Valuation allowance at beginning of period	$61,933	$—
ILFC Transaction	—	55,083
Increase of allowance to income tax provision	10,067	6,850
Valuation allowance at end of period	$72,000	$61,933